Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
OPERATING ACTIVITIES
Net loss	$ (49,627)	$ (113,768)
Non-cash items:
Depreciation and amortization	135,271	285,771
Unrealized gain on derivative instruments	(35,515)	(45,128)
Write-down and loss on sales of vessels (note 7)	51,492	18,669
Loss on deconsolidation of Teekay Offshore (note 4)	7,070	0
Equity (income) loss, net of dividends received	(15,207)	65,915
Income tax expense	12,863	6,546
Unrealized foreign exchange loss and other	2,199	63,219
Change in operating assets and liabilities	14,325	16,508
Expenditures for dry docking	(12,437)	(18,639)
Net operating cash flow	110,434	279,093
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	409,793	461,095
Prepayments of long-term debt	(295,914)	(132,920)
Scheduled repayments of long-term debt (note 8)	(171,433)	(451,072)
Proceeds from financings related to sale-leaseback of vessels	243,812	297,230
Repayments of obligations related to capital leases	(28,819)	(20,582)
Net proceeds from equity issuances of subsidiaries	0	8,521
Net proceeds from equity issuances of Teekay Corporation (note 9)	103,657	0
Distributions paid from subsidiaries to non-controlling interests	(33,872)	(63,803)
Cash dividends paid	(11,036)	(9,493)
Other financing activities	(566)	(650)
Net financing cash flow	215,622	88,326
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(315,348)	(365,903)
Proceeds from sale of vessels and equipment	0	59,935
Proceeds from sale of equity-accounted investment	54,438	0
Investment in equity-accounted investments	(27,629)	(31,680)
Advances to joint ventures and joint venture partners	(24,971)	(32,469)
Cash of transferred subsidiaries on sale, net of proceeds received (note 4)	(25,254)	0
Other investing activities	5,560	12,214
Net investing cash flow	(333,204)	(357,903)
(Decrease) increase in cash, cash equivalents and restricted cash	(7,148)	9,516
Cash, cash equivalents, restricted cash and restricted cash equivalents, beginning balance	552,174	805,242
Cash, cash equivalents, restricted cash and restricted cash equivalents, ending balance	$ 545,026	$ 814,758